Income Taxes - Schedule of Components of Income Before Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 252,465	$ 803,756	$ 572,979
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	610,652	667,773	578,827
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	(649,647)	(300,171)	(356,305)
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 291,460	$ 436,154	$ 350,457